Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2022 and 2021 were as follows:

	Six Months Ended June 30,
	2022	2021
Prepayments on flight equipment at beginning of period	$4,586,848	$2,111,659
Prepayments and additions during the period, net	361,702	88,063
Interest paid and capitalized during the period	45,376	10,331
Prepayments and capitalized interest applied to the purchase of flight equipment	(364,980)	(338,237)
Prepayments on flight equipment at end of period	$4,628,946	$1,871,816